Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statements Of Comprehensive Income Abstract
Profit for the year	$ 85,465	$ 43,696	$ 27,251
Other comprehensive income (loss) to be reclassified to profit or loss in subsequent periods
Net change in fair value reserve during the year for bonds at fair value through other comprehensive income, net of tax	(45,135)	(9,240)	11,481
Currency translation differences	91	1,341	(16)
Changes in allowance for expected credit losses transferred to statement of income	(138)	114	135
Other comprehensive income (loss) which will not be reclassified to profit or loss in subsequent periods
Net change in fair value reserve during the year for equities at fair value through other comprehensive income	(1,940)	(819)	(71)
Realized gain on sale of equities at fair value through other comprehensive income	19		2,341
Other comprehensive (loss) income for the year	(47,103)	(8,604)	13,870
Total comprehensive income for the year	$ 38,362	$ 35,092	$ 41,121